Stock-Based Compensation - Schedule of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate range, minimum	3.59%	1.74%
Risk-free interest rate range, maximum	4.67%	3.90%
Expected dividend rate	0.00%	0.00%
Expected stock price volatility range, minimum	88.90%	85.90%
Expected stock price volatility range, maximum	94.00%	88.90%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years) range	6 years 1 month 13 days	6 years 1 month 9 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years) range	5 years 29 days	5 years 11 months 8 days